Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 749	$ 731	$ 697
Less: accumulated depreciation	(663)	(626)	(568)
Total property and equipment, net	86	105	129
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	395	377	333
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	46	46	46
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	290	290	300
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 18	$ 18	$ 18